Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts Receivable	Note 3 - Accounts Receivable At September 30, 2022 and December 31, 2021, the Company had accounts receivable of $649,650 and $695,319 (net of an allowance of $104,851 and $0), respectively.	Note 3 - Accounts Receivable At December 31, 2021 and 2020, the Company had accounts receivable of $695,319 and $255,111 (net of an allowance of $0 and $118,761), respectively.